Offerings	Apr. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount of Registration Fee	$ (0)
Offering Note

(1)	The amount to be registered consists of up to $30 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.
(2)	The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.Aii.b to Item 16(b) of Form S-3 under the Securities Act.
(2)	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Amount of Registration Fee	$ (0)
Offering Note

(1)	The amount to be registered consists of up to $30 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.
(2)	The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.Aii.b to Item 16(b) of Form S-3 under the Securities Act.
(2)	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount of Registration Fee	$ (0)
Offering Note

(1)	The amount to be registered consists of up to $30 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.
(2)	The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.Aii.b to Item 16(b) of Form S-3 under the Securities Act.
(2)	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ (0)
Offering Note

(1)	The amount to be registered consists of up to $30 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.
(2)	The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.Aii.b to Item 16(b) of Form S-3 under the Securities Act.
(2)	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	None
Maximum Aggregate Offering Price	$ 30,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note

(1)	The amount to be registered consists of up to $30 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.
(2)	The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.Aii.b to Item 16(b) of Form S-3 under the Securities Act.
(2)	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered.